                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June 30, 2002
                                               ----------------


Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.): [ ]   is a restatement.
                                  [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Highline Capital Management, LLC
Address:    1270 Avenue of the Americas, 4th Floor
            New York, New York  10020


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Klarman
Title:  Chief Financial Officer
Phone:  (212) 332-2250

Signature, Place, and Date of Signing:

/s/ Michael Klarman                  New York, NY             August 14, 2002
---------------------------          ------------            -----------------
       [Signature]                   [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                  1
                                               ------------
Form 13F Information Table Entry Total:             42
                                               ------------
Form 13F Information Table Value Total:        $ 45,277.50
                                               ------------
                                               (thousands)



List of Other Included Managers:

None






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     Form 13F INFORMATION TABLE - Highline Capital Management LLC (6/30/02)
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

        COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                 VALUE     SHRS OR PRN  SH/ PUT/ INVESTMENT  OTHER     -------------------
NAME OF ISSUER                     CLASS       CUSIP      (X1000)       AMOUNT    PRN CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
--------------                    --------     -----      -------    -----------  --- ---- ---------- --------   ----   ------  ----
ACE LTD                         Common Stock  G0070K103   6,636.00    210,000.00   SH   NA     SOLE     N/A     210,000
ADVANCEPCS                      Common Stock  00790K109       5853    244,500.00   SH   NA     SOLE     N/A     244,500
ALPHARMA INC                    Common Stock  020813101       1403     82,600.00   SH   NA     SOLE     N/A      82,600
AMC ENTERTAINMENT INC           Common Stock  001669100       4132    291,000.00   SH   NA     SOLE     N/A     291,000
ANDRX GROUP                     Common Stock  034553107       2023     75,000.00   SH   NA     SOLE     N/A      75,000
CAPITAL ONE FINANCIAL CORP      Common Stock  14040H105       3816     62,500.00   SH   NA     SOLE     N/A      62,500
CHIQUITA BRANDS INTL INC        Common Stock  170032106       1522     85,000.00   SH   NA     SOLE     N/A      85,000
CINAR CORP                      Class B       171905300       3051  1,119,800.00   SH   NA     SOLE     N/A   1,119,800
CNA FINCL.CORP                  Common Stock  126117100       3048    115,000.00   SH   NA     SOLE     N/A     115,000
CONCURRENT COMPUTER CORP (NEW)  Common Stock  206710204   1,860.00    400,000.00   SH   NA     SOLE     N/A     400,000
DUANE READE INC                 Common Stock  263578106       1706     50,100.00   SH   NA     SOLE     N/A      50,100
 EON LABS, INC                  Common Stock  29412E100        649     36,500.00   SH   NA     SOLE     N/A      36,500
 FOOT LOCKER, INC               Common Stock  344849104       7513    519,900.00   SH   NA     SOLE     N/A     519,900
GENERAL ELECTRIC CO             Common Stock  369604103       4358    150,000.00   SH   NA     SOLE     N/A     150,000
HCA INC                         Common Stock  404119109   6,555.00    138,000.00   SH   NA     SOLE     N/A     138,000
ICN PHARMACEUTICALS INC. (NEW)  Common Stock  448924100       3329    137,500.00   SH   NA     SOLE     N/A     137,500
IGEN INC                        Common Stock  449536101       6965    221,100.00   SH   NA     SOLE     N/A     221,100
INHALE THERAPEUTIC SYS INC      Common Stock  457191104       3706    390,500.00   SH   NA     SOLE     N/A     390,500
INTERWOVEN INC                  Common Stock  46114T102       1416    464,200.00   SH   NA     SOLE     N/A     464,200
KROGER COMPANY                  Common Stock  501044101      10211    513,100.00   SH   NA     SOLE     N/A     513,100
LABRANCHE & COMPANY             Common Stock  505447102       2226     97,200.00   SH   NA     SOLE     N/A      97,200
LIBERTY MEDIA CORP NEW          Common Stock  530718105   7,500.00    750,000.00   SH   NA     SOLE     N/A     750,000
LUMENIS LTD                     Common Stock  M6778Q105       2260    609,100.00   SH   NA     SOLE     N/A     609,100
MATTEL INC                      Common Stock  577081102        928     44,000.00   SH   NA     SOLE     N/A      44,000
NEXTCARD INCCMN                 Common Stock  65332K107         24  1,390,800.00   SH   NA     SOLE     N/A   1,390,800
OMNICARE INC                    Common Stock  681904108       4837    184,200.00   SH   NA     SOLE     N/A     184,200
OSTEOTECH INC                   Common Stock  688582105         38      5,200.00   SH   NA     SOLE     N/A       5,200
PFIZER INC                      Common Stock  717081103  11,900.00    340,000.00   SH   NA     SOLE     N/A     340,000
PHOTOMEDEX INC                  Common Stock  719358103        843    526,800.00   SH   NA     SOLE     N/A     526,800
PREACIS PHARMACEUTICALS INC     Common Stock  739421105        463    133,100.00   SH   NA     SOLE     N/A     133,100
PREMCOR INC                     Common Stock  74045Q104       7150    278,000.00   SH   NA     SOLE     N/A     278,000
PROTON ENERGY SYS INC           Common Stock  74371K101        266     83,000.00   SH   NA     SOLE     N/A      83,000
RAMBUS INC                      Common Stock  750917106   1,227.00    300,000.00   SH   NA     SOLE     N/A     300,000
RIBAPHARM INC                   Common Stock  762537108       7122    783,500.00   SH   NA     SOLE     N/A     783,500
ROWAN COMPANIES INC             Common Stock  779382100   1,072.50     50,000.00   SH   NA     SOLE     N/A      50,000
SEACHANGE INTERNATIONAL INC     Common Stock  811699107     878.00    100,000.00   SH   NA     SOLE     N/A     100,000
SERONO S A                      Common Stock  81752M101       2659    163,100.00   SH   NA     SOLE     N/A     163,100
SICOR INC                       Common Stock  825846108   1,854.00    100,000.00   SH   NA     SOLE     N/A     100,000
TARO PHARMACEUTICALS INDUS      Common Stock  M8737E108   4,904.00    200,000.00   SH   NA     SOLE     N/A     200,000
TESORO PETROLEUM CO             Common Stock  881609101     775.00    100,000.00   SH   NA     SOLE     N/A     100,000
VALUEVISION MEDIA INC           Common Stock  92047K107      13652    752,200.00   SH   NA     SOLE     N/A     752,200
WYNDHAM INTERNATIONAL           Common Stock  983101106     116.00    100,000.00   SH   NA     SOLE     N/A     100,000
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